TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2017
Disclosure Of TRADE RECEIVABLES [Abstract]
Disclosure of trade and other receivables [text block]
17.	TRADE RECEIVABLES

	As of December 31,
	2017	2016
	RMB’000	RMB’000
Trade receivables	627,865	577,482
Less: provision for bad debt allowance	(95,504)	(23,940)
	532,361	553,542

The Company’s trade receivables are denominated in Renminbi and non-interest bearing. In 2011, the credit period granted to distributors was generally for a period within 90 days. Since the end of 2012, the Company had extended the collection period to 150 days to address funding pressures of its distributors. Other customers were granted a credit period of 90 days in the years ended December 31, 2013, and extended to 120 days in the year ended December 2016 and 2017. As of December 31, 2017 and 2016, the Company accrued RMB95,504,000 and RMB23,940,000, respectively,  as a provision for bad debt related to the amount of outstanding trade receivables that did not conform with the Company’s credit policy.

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company's trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2017	2016
	RMB’000	RMB’000
Within 90 days	246,441	236,251
Between 3 and 6 months	275,329	268,577
More than 6 months	10,591	48,714
	532,361	553,542

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor impaired	Less than 30 days	31 to 120 days	Over 120 days	Sub-total	Total
	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000	RMB'000
December 31, 2016	504,828	39,289	9,425	-	-	553,542
December 31, 2017	521,770	10,591	-	-	-	532,361

Receivables that were neither past due nor impaired relate to a large number of customers for whom there was no recent history of default. All amounts are short-term. The Company does not hold any collateral over these receivables.

The net carrying value of trade receivables is considered a reasonable approximation of fair value.

As of December 31, 2017, the Company is exposed to certain credit risks as 13% and 43% of the total trade receivables were due from the Company's largest and the five largest customers, respectively.

As of December 31, 2016, the Company is exposed to certain credit risks as 8% and 26% of the total trade receivables were due from the Company's largest and the five largest customers, respectively.